DEBT - HoldCo Notes (Details) (USD $)			12 Months Ended						12 Months Ended
	Jun. 21, 2012 OpCo Notes	Nov. 30, 2010 OpCo Notes	Dec. 27, 2013 HoldCo Notes	Sep. 07, 2012 HoldCo Notes	Dec. 27, 2013 Interline New Jersey	Dec. 28, 2012 Interline New Jersey	Dec. 27, 2013 Interest Rate, Cash Interest HoldCo Notes	Dec. 27, 2013 Interest Rate, Paid In Kind Interest HoldCo Notes	Dec. 27, 2013 Prior to November 15, 2014 HoldCo Notes	Dec. 27, 2013 On or After November 15, 2014 HoldCo Notes	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor OpCo Notes	Dec. 28, 2012 Successor OpCo Notes	Dec. 27, 2013 Successor HoldCo Notes	Dec. 28, 2012 Successor HoldCo Notes
Debt Instrument [Line Items]
Debt, face amount		$ 300,000,000		$ 365,000,000
Long-term debt, net of current portion											798,347,000	813,994,000	318,347,000	321,494,000	365,000,000	365,000,000
Stated interest rate	7.50%	7.00%					10.00%	10.75%
Redemption option price, percentage of principal									100.00%	110.00%
Redemption percentage of aggregate principal amount									35.00%
Redemption option, percent of aggregate principal amount										65.00%
Redemption requirement, minimum days from closing			90 days
Line of credit facility, remaining borrowing capacity					145,800,000	113,500,000
Letters of credit outstanding, amount											$ 10,500,000	$ 8,900,000